Agreement to acquire OCI Global's methanol business (Tables)	12 Months Ended
Dec. 31, 2025
Business combination [Abstract]
Schedule of Assets acquired and liabilities	The allocation of consideration to identifiable assets acquired and liabilities assumed is considered final as of December 31, 2025.

	Preliminary	Adjustment [1]	Jun 27 2025
Cash and cash equivalents	$31,093	$—	$31,093
Trade and other receivables [2]	144,532	(6,021)	138,511
Inventories	95,506	(1,153)	94,353
Prepaid expenses	7,566	(5,405)	2,161
Other assets	6,584	—	6,584
Deferred income tax assets	3,090	—	3,090
Property, plant, and equipment [3]	1,322,030	44,524	1,366,554
Investment in associate [3]	409,150	(34,908)	374,242
Total Assets	2,019,551	(2,963)	2,016,588
Trade, other payables, and accrued liabilities	(116,794)	757	(116,037)
Lease obligations	(16,741)	154	(16,587)
Deferred income tax liabilities	(240,917)	945	(239,972)
Other long-term liabilities	(10,800)	(2,893)	(13,693)
Total Liabilities	$(385,252)	$(1,037)	$(386,289)
Net assets acquired	$1,634,299	$(4,000)	$1,630,299
[1] Relates to changes in estimates following finalization of fair value measurements. This includes general capital expenditures, utilization rates, gas pricing, and discount rate.
[2] The trade and other receivables comprise gross contractual amounts of $144,532 thousand, of which $6,021 thousand was expected to be uncollectible at the date of acquisition.
[3] The fair values were measured on a provisional basis at the acquisition date, pending completion of the valuation process which is now finalized as at December 31, 2025.

Schedule of pro forma information
Pro forma amounts reflect the results of Methanex and the acquired OCI business as if the acquisition had occurred on January 1, 2025.

Year ended December 31, 2025	Unaudited pro forma
Revenue	$4,057,844
Net Income	171,751